PROFIT BEFORE INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2017
PROFIT BEFORE INCOME TAX
Schedule of analysis of profit before income tax

	2015	2016	2017
Purchase of inventories in relation to trading activities	60,318,158	79,682,085	98,282,714
Raw materials and consumables used, and changes in work-in-progress and finished goods	29,647,657	27,243,423	34,374,412
Power and utilities	15,835,191	12,980,854	17,187,133
Depreciation and amortization	7,388,539	6,987,353	7,121,132
Employee benefit expenses (note 29)	6,110,608	5,894,726	6,897,530
Repairs and maintenance	1,797,254	1,354,394	1,716,693
Transportation expenses	1,152,027	1,495,018	1,742,699
Logistic cost	-	796,231	1,894,061
Taxes other than income tax expense (Note (i))	567,157	695,984	890,467
Rental expenses for land use rights and buildings	664,917	511,189	497,356
Packaging expenses	272,558	235,929	266,745
Research and development expenses	168,870	168,862	494,590
Auditors' remuneration expense (Note (ii))	23,666	26,006	31,460

Note:

(i)	Taxes other than income tax expense mainly comprise surcharges, land use tax, property tax and stamp duty.
(ii)

During the year ended December 31, 2017, auditors’ remuneration included audit and non-audit services provided by Ernst & Young, including Ernst & Young Hong Kong and Ernst & Young Hua Ming LLP, amounting to RMB23.1 million (2015: RMB23.3 million, 2016: RMB23.7 million), and services provided by other auditors.